SHAREHOLDERS' EQUITY (Details) $ / shares in Units, $ in Thousands		1 Months Ended				12 Months Ended
	Nov. 04, 2015 USD ($) shares	Nov. 30, 2015 USD ($) shares	Sep. 30, 2015 USD ($) shares	Sep. 24, 2015 USD ($) shares	Sep. 30, 2010 $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 HKD / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2014 HKD / shares	Aug. 18, 2014 USD ($)	Dec. 31, 2013 $ / shares	Jul. 29, 2013 USD ($)
Shareholders Equity [Line Items]
Shares Authorized					600,000,000
Declaration of dividends | $										$ 82,380		$ 82,751
Regulatory Restrictions on Payment of Dividends
As a result of these PRC laws and regulations that require annual appropriations of 10% of after-tax income to be set aside prior to payment of dividends as general reserve fund, the Company's PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company.

Restricted net assets | $						$ 955,571		$ 922,793
Domestic [Member]
Shareholders Equity [Line Items]
Description of Other Additional Regulatory Limitations
Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide a statutory common reserve of at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise's PRC statutory accounts.

Foreign Investment Enterprises [Member]
Shareholders Equity [Line Items]
Description of Regulatory Assistance
A foreign invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise's PRC statutory accounts.

Common Class A [Member]
Shareholders Equity [Line Items]
Ordinary shares converted					50,767,426
Ordinary shares, par value | (per share)					$ 1		HKD 1.00		HKD 1.00		$ 1.00
Ordinary shares, voting rights					1
Shares Issued	8,436,581	8,436,581	3,418,803	3,418,803
Net proceeds | $	$ 246,770	$ 246,775	$ 100,000	$ 100,000
Common Class B [Member]
Shareholders Equity [Line Items]
Ordinary shares converted					25,298,329
Ordinary shares, par value | (per share)					$ 1		HKD 1.00		HKD 1.00		$ 1.00
Ordinary shares, voting rights					10
Ordinary shares, convertible per number of Class A ordinary shares					1